Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of share-based payment arrangement [Abstract]
Schedule of stock options and weighted average exercise prices of share options
We have issued stock options to acquire common stock through our stock option plan of which the following are outstanding at December 31:

	2017		2016		2015
	Stock Options	Weighted Average Exercise Price $	Stock Options	Weighted Average Exercise Price $	Stock Options	Weighted Average Exercise Price $
Outstanding, beginning of the year	8,674,227	1.83	8,561,394	2.17	5,446,394	3.19
Granted during the year	405,000	0.48	1,572,000	0.28	3,280,000	0.43
Forfeited during the year	(2,012,660)	3.45	(737,500)	0.65	(100,000)	1.69
Expired during the year	(116,900)	2.22	(721,667)	3.61	(65,000)	1.49
Exercised during the year	(801,000)	0.43	—	—	—	—
Outstanding, end of the year	6,148,667	1.39	8,674,227	1.83	8,561,394	2.17
Options exercisable, end of the year	5,453,501	1.51	6,729,643	2.27	6,476,394	2.73

Schedule of stock options outstanding and exercisable by range of exercise price
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2017:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$0.26 - $0.42	3,437,000	8.46	0.35	2,921,834	0.35
$0.51 - $0.80	538,000	8.22	0.64	358,000	0.70
$1.45 - $2.00	1,002,667	5.62	1.77	1,002,667	1.77
$2.13 - $3.89	545,500	3.74	3.42	545,500	3.42
$4.01 - $6.72	625,500	3.94	5.34	625,500	5.34
	6,148,667	7.09	1.39	5,453,501	1.51

Schedule of weighted average remaining contractual life and outstanding stock options by exercise price
The following table summarizes our outstanding warrants at December 31, 2017:

Exercise Price	Outstanding, Beginning of the Year	Granted During the Year	Outstanding, End of the Year	Weighted Average Remaining Contractual Life (years)
$0.95	—	16,445,000	16,445,000	4.42
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2017:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$0.26 - $0.42	3,437,000	8.46	0.35	2,921,834	0.35
$0.51 - $0.80	538,000	8.22	0.64	358,000	0.70
$1.45 - $2.00	1,002,667	5.62	1.77	1,002,667	1.77
$2.13 - $3.89	545,500	3.74	3.42	545,500	3.42
$4.01 - $6.72	625,500	3.94	5.34	625,500	5.34
	6,148,667	7.09	1.39	5,453,501	1.51

Disclosure weighted average assumptions and fair value of options
The estimated fair value of stock options issued during the year was determined using the Black Scholes Option Pricing Model using the following weighted average assumptions and fair value of options:

	2017	2016	2015
Risk-free interest rate	1.18%	0.82%	0.63%
Expected hold period to exercise	3.0 years	3.0 years	3.0 years
Volatility in the price of the Company's shares	90.73%	94.84%	90%
Rate of forfeiture	3.67%	3.67%	3.67%
Dividend yield	Nil	Nil	Nil
Weighted average fair value of options	$0.28	$0.17	$0.24

Schedule of number of other equity instruments
The following RSUs are outstanding at December 31:

	2017	2016	2015
Outstanding, beginning of the year	1,322,829	368,831	—
Granted during the year	486,238	1,053,998	368,831
Forfeited during the year	—	—	—
Vested during the year	—	(100,000)	—
Outstanding, end of the year	1,809,067	1,322,829	368,831
(1)The weighted average fair value of the RSUs granted was $0.63 in 2017 (2016 - $0.31).
The following PSUs are outstanding at December 31:

	2017	2016	2015
Outstanding, beginning of the year	840,000	—	—
Granted during the year	60,000	1,500,000	—
Forfeited during the year	—	(660,000)	—
Outstanding, end of the year	900,000	840,000	—
(1)     The weighted average fair value of the PSUs granted was $0.35 in 2017 (2016 - $0.36).